Other equity instruments (Narrative) (Details) £ in Millions	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Jun. 30, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Equity	£ 69,541	£ 65,660	£ 68,797	£ 63,779
Barclays PLC [member]
Equity	57,203	56,467
Other equity instruments [member]
Equity	£ 10,871	£ 10,871	£ 12,123	£ 9,632
AT1 Securities [member] | Barclays PLC [member]
Convertible instruments, conversion ratio minimum	0.07